Recent Accounting Standards	12 Months Ended
Dec. 26, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recent Accounting Standards
NOTE 2: RECENT ACCOUNTING STANDARDS
Recently Adopted Accounting Standards
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial instruments (ASU
2016-13)
and also issued subsequent amendments to the initial guidance (collectively, “Topic 326”). Topic 326 requires measurement and recognition of expected credit losses for financial assets held. We adopted Topic 326 on December 29, 2019 which had an immaterial impact on our consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU
2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU
2018-15”),
which clarifies the accounting for implementation costs in cloud computing arrangements. We adopted ASU
2018-15
on December 29, 2019 prospectively, which had an immaterial impact on our consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU
2020-04”).
The standard provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions, subject to meeting certain criteria, that reference LIBOR or another rate that is expected to be discontinued. We adopted ASU
2020-04
on June 27, 2020 and it had no impact on our consolidated financial statements and related disclosures. The guidance is potentially applicable when we modify the current reference rate of LIBOR to another reference rate on our 1 st
Lien USD Term Loan (Note 13) and related interest rate swaps (Note 15).
Recent Accounting Standards Not Yet Adopted
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which simplifies the accounting for income taxes by removing certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. ASU
2019-12
also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU
2019-12
is effective for us in the first quarter of fiscal year 2021. We have evaluated the impact of this standard on our accounting policies, processes and systems and do not believe it has a material impact on our consolidated financial statements.

In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”),
which simplifies current guidance for convertible financial instruments. ASU
2020-06
also amends derivatives guidance for certain contracts in an entity’s own equity. Finally, ASU
2020-06
amends earnings per share guidance related to convertible instruments. ASU
2020-06
is effective for us in the first quarter of fiscal year 2022. We do not expect the adoption of ASU
2020-06
to have a material effect on our consolidated financial statements.